Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 283	$ 153
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	283	153
Total derivatives, not subject to a master netting or similar arrangement	1	2
Gross Amounts of Recognized Liabilities, Total	284	155
Derivative Liabilities	284	155
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	99	67
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral	46	27
Net Amounts	138	59
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	61	23
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	61	23
Total derivatives, not subject to a master netting or similar arrangement	5	8
Gross Amounts of Recognized Liabilities, Total	66	31
Derivative Liabilities	66	31
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	4	2
Net Amounts	57	21
Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	8	11
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	8	11
Derivative Liabilities	8	11
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	2	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral	0	0
Net Amounts	6	11
Commodity | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	76	23
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	76	23
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	9	14
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral	6
Net Amounts	61	9
Commodity | Exchange
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	120	71
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	120	71
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	80	44
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral	40	27
Commodity | Virginia Electric and Power Company | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	4	2
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	4	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	4	2
Commodity | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	6	5
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	6	5
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	0	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral	0	0
Net Amounts	6	5
Interest rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	85	53
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	85	53
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	8	9
Net Amounts	77	44
Interest rate | Virginia Electric and Power Company | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	57	21
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	57	21
Net Amounts	57	21
Foreign currency | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	2	6
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	2	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	2
Net Amounts		6
Foreign currency | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	2	6
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	2	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	2	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral	0	0
Net Amounts	$ 0	$ 6